Consolidated Statements of Changes in Equity - USD ($)	Class A Common Stock Shares	Class B Common Stock Shares	Additional Paid in Capital	Unearned Compensation	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests	Total
Balance at Dec. 31, 2017	$ 6,917	$ 7,778	$ 10,237,965		$ 29,877,491	$ 402,387		$ 40,532,538
Balance (in Shares) at Dec. 31, 2017	6,916,947	7,778,400
Net income (loss)					(5,144,715)			(5,144,715)
Foreign currency translation adjustment						(1,755,528)		(1,755,528)
Issuance of class A common stock for consulting services	$ 131		239,369					239,500
Issuance of class A common stock for consulting services (in Shares)	131,452
Issuance of common stock for equity investment	$ 1,443		2,884,113					2,885,556
Issuance of common stock for equity investment (in Shares)	1,442,778
Balance at Dec. 31, 2018	$ 8,491	$ 7,778	13,361,447		24,732,776	(1,353,141)		36,757,351
Balance (in Shares) at Dec. 31, 2018	8,491,177	7,778,400
Net income (loss)					2,739,990			2,739,990
Foreign currency translation adjustment						(561,091)		(561,091)
Capital contribution by shareholder			3,582,781					3,582,781
Shares issued for business acquisition	$ 1,441		11,424,848				(9,807)	11,416,482
Shares issued for business acquisition (in Shares)	1,440,894
Reclassification of common stock	$ 7,778	$ (7,778)
Reclassification of common stock (in Shares)	7,778,400	(7,778,400)
Balance at Dec. 31, 2019	$ 17,710		28,369,076		27,472,766	(1,914,232)	(9,807)	53,935,513	[1]
Balance (in Shares) at Dec. 31, 2019	17,710,471
Net income (loss)					(13,091,790)		37,380	(13,054,410)
Foreign currency translation adjustment						5,507,420	2,172	5,509,592
Private placement	$ 1,049		6,502,329					6,503,378
Private placement (in Shares)	1,048,932
Capital contribution by shareholder			4,550,000					4,550,000
Shares issued for business acquisition	$ 1,563		18,329,213					18,330,776
Shares issued for business acquisition (in Shares)	1,562,726
Shares issued for share-based compensation	$ 233		1,721,637	(624,455)				1,097,415
Shares issued for share-based compensation (in Shares)	233,000
Capital contribution from non-controlling interest							3,065,134	3,065,134
Balance at Dec. 31, 2020	$ 20,555		$ 59,472,255	$ (624,455)	$ 14,380,976	$ 3,593,188	$ 3,094,879	$ 79,937,398
Balance (in Shares) at Dec. 31, 2020	20,555,129

[1]	The amounts have been reclassified to conform with the Group’s decision to classify Hebron HK as assets and liabilities of discontinued operations.